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Adam T. Teufel adam.teufel@dechert.com +1 202 261 3464Direct +1 202 261 3164Fax
Dechert
                      LLP

November 15, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:      PIMCO Funds (the “Trust” or "Registrant")

            (File Nos. 333-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 220 (“PEA 220”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 284 to the Registration Statement under the Investment Company Act of 1940, as amended.  PEA 220 is being filed to register Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO RealRetirement® 2045 Fund, a new series of the Registrant.  PEA 220 does not affect the currently effective prospectuses and Statement of Additional Information for other series and classes of the Trust’s shares.

            No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

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